Stockholders' Deficit	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Deficit

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since the Company was dissolved in 2014. There are no stock options or warrants outstanding as of March 31, 2021 and December 31, 2020.

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since the Company was dissolved in 2014. There are no stock options or warrants outstanding as of June 30, 2021 and December 31, 2020.

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since the Company was dissolved in 2014. There are no stock options or warrants outstanding as of December 31, 2020 and 2019.

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since the Company was dissolved in 2014. There are no stock options or warrants outstanding as of December 31, 2019 and 2018.